INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021
Intangible assets
Intangible assets	$ 174,288,295	$ 76,704,869
Gross carrying amount
Intangible assets
Intangible assets	199,774,721	94,229,557	$ 90,740,446	$ 78,019,203
Accumulated depreciation
Intangible assets
Intangible assets	$ (25,486,426)	$ (17,524,688)	$ (15,025,539)	$ (10,676,841)